Earnings per share (EPS)	12 Months Ended
Dec. 31, 2018
Earnings per share
Earnings per share (EPS)

28.      Earnings per share (EPS)

Basic earnings per share amounts are calculated by dividing the profit for the year attributable to common shares and investment shares of the equity holders of parent by the weighted average number of common shares and investment shares outstanding during the year.

The following reflects the income and share data used in the basic and diluted EPS computations:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)
Numerator
Net profit from continuing operations attributable to ordinary equity holders of the Parent	76,699	94,171	120,060
Net loss from discontinued operations attributable to ordinary equity holders of the Parent	—	(389)	(3,886)
Net profit attributable to ordinary equity holders of the Parent	76,699	93,782	116,174

	2018	2017	2016
	Thousands	Thousands	Thousands
Denominator
Weighted average number of common and investment shares	428,107	446,062	544,687

	2018	2017	2016
	S/	S/	S/

Basic and diluted profit for common and investment shares from continuing operations	0.18	0.21	0.22
Basic and diluted loss for common and investment shares from discontinued operations	—	—	(0.01)
Basic and diluted profit for common and investment shares from continuing and discontinued operations	0.18	0.21	0.21

The weighted average number of shares in 2018, includes the weighted average effect of changes in treasury shares, explained in Note 17(c).

The Group has no dilutive potential ordinary shares as of December 31, 2018 and 2017.

There have been no other transactions involving common shares and investment shares between the reporting date and the date of the authorization of these consolidated financial statements.